UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Sept. 30,2004

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	    San Francisco, CA 94108

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:  Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     Sept. 30,2004


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:    68
Form 13F Information Table Value Total (Thousands):   $144,306
	List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800-FLOWERS.COM, Inc.        COM              68243Q106     1641   195366 SH       Sole                   195366
Accusphere, Inc.               COM              00511R870       69    11303 SH       Sole                                      11303
Agile Software Corporation     COM              00846X105     1645   201296 SH       Sole                   196496              4800
Alcatel                        COM              013904305      599    38280 SH       Sole                    14338             23942
Amazon.com, Inc.               COM              023135106      742    16754 SH       Sole                    16754
Amdocs Ltd.                    COM              G02602103     3307   126000 SH       Sole                    86000             40000
American Medical Systems Holdi COM              02744M108      502    12000 SH       Sole                                      12000
Amerigroup Corporation         COM              03073T102     7944   105000 SH       Sole                   104800               200
Applied Micro Circuits Corpora COM              03822W109      695   165000 SH       Sole                   162900              2100
Aquantive, Inc.                COM              03839G105      708    79193 SH       Sole                    55047             24146
At Road, Inc.                  COM              04648K105      608    87986 SH       Sole                    87986
Atheros Communications, Inc.   COM              04743P108      368    35881 SH       Sole                    30191              5690
Atmel Corp.                    COM              049513104      110    28000 SH       Sole                                      28000
Build-A-Bear-Workshop, Inc.    COM              120076104      534    15200 SH       Sole                    14000              1200
CNET Networks, Inc.            COM              12613R104     1495   133155 SH       Sole                   119628             13527
Carter's, Inc.                 COM              146229109      470    13829 SH       Sole                    12544              1285
Check Point Software System, I COM              M22465104      985    40000 SH       Sole                    40000
Connetics Corporation          COM              208192104     2728   112300 SH       Sole                   103600              8700
Corgentech, Inc.               COM              21872P105      595    71886 SH       Sole                    60800             11086
Cott Corporation               COM              22163N106     2189    88534 SH       Sole                    72310             16224
Crosstex Energy, Inc.          COM              22765Y104     2362    56377 SH       Sole                    56377
DeCODE genetics, Inc.          COM              243586104      266    34046 SH       Sole                    31215              2831
Dick's Sporting Goods, Inc.    COM              253393102      481    13688 SH       Sole                    11000              2688
Du Pont                        COM              263534109      311     6350 SH       Sole                                       6350
EBay, Inc.                     COM              278642103    48828   419700 SH       Sole                   412500              7200
Encore Acquitition Company     COM              29255W100      611    17490 SH       Sole                                      17490
Equinix Inc.                   COM              29444U106      490    11462 SH       Sole                    11462
Exact Sciences Corporation     COM              30063P105     1333   348068 SH       Sole                   336400             11668
FormFactor, Inc.               COM              346375108     1246    45893 SH       Sole                    45893
Google, Inc. - Cl A            COM              38259P508      900     4666 SH       Sole                     3887               779
HewlettPackard                 COM              428236103      271    12929 SH       Sole                                      12929
Impax Laboratories, Inc.       COM              45256B101     1588   100000 SH       Sole                                     100000
Inamed Corporation             COM              453235103     3368    53248 SH       Sole                    51848              1400
Inspire Pharmaceuticals, Inc.  COM              457733103     2365   141000 SH       Sole                   126050             14950
Integrated Circuit Systems     COM              45811K208     1213    58000 SH       Sole                    58000
InterActiveCorp                COM              45840Q101      839    30368 SH       Sole                    30368
Juniper Networks, Inc.         COM              48203R104     2723   100154 SH       Sole                    86489             13665
Keryx Biopharmaceuticals, Inc. COM              492515101     2338   202077 SH       Sole                                     202077
Linear Technology Corp.        COM              535678106     4157   107260 SH       Sole                    71260             36000
Lionbridge Technologies, Inc.  COM              536252109       87    13000 SH       Sole                    13000
Microchip Technology, Inc.     COM              595017104     3224   121250 SH       Sole                   121250
Microsoft Corp.                COM              594918104      294    11000 SH       Sole                                      11000
Motive, Inc.                   COM              61980V107      558    49069 SH       Sole                    49069
Netflix, Inc.                  COM              64110L106     1556   126200 SH       Sole                    78400             47800
Nextel Communications, Inc.    COM              65332V103     1500    50000 SH       Sole                    50000
Nortel Networks Corporation    COM              656568102      535   154155 SH       Sole                   154155
Omnicorder Technologies        COM              68215F104      288   306172 SH       Sole                   306172
PMC/Sierra Semiconductor Corp. COM              69344F106      640    56908 SH       Sole                    56908
Pharmion Corporation           COM              71715B409     1125    26661 SH       Sole                    25659              1002
Plains Exploration & Productio COM              726505100      761    29251 SH       Sole                    29251
Positron Corp.                 COM              737397125       68   489642 SH       Sole                                     489642
RSA Security, Inc.             COM              749719100     6302   314158 SH       Sole                   272883             41275
Rigel Pharmaceuticals, Inc.    COM              766559603      864    35399 SH       Sole                    30600              4799
SI International, Inc.         COM              78427V102      321    10438 SH       Sole                    10438
STATS ChipPAC Ltd. - ADR       COM              85771T104      724   118175 SH       Sole                   118175
Salesforce.com, Inc.           COM              79466L302      819    48363 SH       Sole                    40947              7416
Senomyx, Inc.                  COM              81724Q107      481    58118 SH       Sole                    58118
SigmaTel, Inc.                 COM              82661W107     1167    32855 SH       Sole                    12170             20685
Silicon Laboratories, Inc.     COM              826919102     4823   136600 SH       Sole                    95000             41600
Sirius Satellite Radio, Inc.   COM              82966U103      136    17900 SH       Sole                     6400             11500
Skyepharma Plc. (ADR shares)   COM              830808101     2202   175876 SH       Sole                                     175876
Smith & Wollensky Restaurant G COM              831758107      137    25800 SH       Sole                    25800
SuperGen, Inc.                 COM              868059106      353    50009 SH       Sole                                      50009
Tellabs, Inc.                  COM              879664100      901   104832 SH       Sole                    89208             15624
TransMontaigne                 COM              893934109      184    30000 SH       Sole                    30000
TriZetto Group, Inc.           COM              896882107      760    80000 SH       Sole                    80000
Tumbleweed Communications      COM              899690101      210    62810 SH       Sole                    42825             19985
VeriSign, Inc.                 COM              92343E102     9038   268994 SH       Sole                   251092             17902
Verisity Ltd                   COM              M97385112     1283   156491 SH       Sole                   140106             16385
Veritas Software Corp.         COM              923436109      999    35000 SH       Sole                    35000
Witness Systems                COM              977424100      704    40307 SH       Sole                                      40307
YaHoo!, Inc.                   COM              984332106     4145   110000 SH       Sole                   110000
